Junior Subordinated Debentures (Details Narrative) - PEBK Capital Trust II [Member] $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Guaranteed preferred beneficial interests	$ 20.0
Common securities and the trust preferred securities	20.6
Redeemed securities	$ 5.0